UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT COMPANY

Investment Company Act file number:    811-10481

Cohen & Steers Quality Income Realty Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue

New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2018

Item 1. Schedule of Investments

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 29, 2018 (Unaudited)*

		Number of Shares	Value
COMMON STOCK	109.7%
COMMUNICATIONS—TOWERS	4.1%
Crown Castle International Corp.(a)		490,667	$53,782,010

REAL ESTATE	105.6%
DATA CENTERS	10.7%
CyrusOne(a),(b)		383,706	19,649,584
Digital Realty Trust(a),(b)		359,662	37,901,181
Equinix(a),(b)		201,062	84,072,065

			141,622,830

DIVERSIFIED	1.1%
American Assets Trust(a),(b)		216,013	7,216,994
BGP Holdings PLC (EUR) (Australia)(c),(d)		3,927,678	0
JBG SMITH Properties(a),(b)		204,084	6,879,672

			14,096,666

HEALTH CARE	7.4%
Healthcare Trust of America, Class A(a),(b)		1,563,820	41,363,039
National Health Investors(a),(b)		263,998	17,764,425
Physicians Realty Trust(a),(b)		1,913,060	29,786,344
Sabra Health Care REIT		519,683	9,172,405

			98,086,213

HOTEL	8.3%
Host Hotels & Resorts(a),(b)		3,155,101	58,811,083
Pebblebrook Hotel Trust		467,408	16,055,465
RLJ Lodging Trust		628,698	12,221,889
Sunstone Hotel Investors(a),(b)		1,493,037	22,724,023

			109,812,460

INDUSTRIALS	6.6%
Prologis(a),(b)		1,390,440	87,583,816

NET LEASE	5.2%
EPR Properties		233,223	12,920,554
Four Corners Property Trust		849,169	19,607,312
Gaming and Leisure Properties		260,563	8,721,044
Gramercy Property Trust		727,008	15,797,884
VICI Properties		673,410	12,336,871

			69,383,665

		Number of Shares	Value
OFFICE	16.4%
Alexandria Real Estate Equities(a),(b)		261,207	$32,622,142
Boston Properties(a),(b)		294,272	36,260,196
Douglas Emmett(a),(b)		828,297	30,448,198
Highwoods Properties		376,096	16,480,527
Hudson Pacific Properties(a),(b)		661,759	21,527,020
Kilroy Realty Corp.(a),(b)		604,585	42,901,351
SL Green Realty Corp.		97,580	9,448,671
Vornado Realty Trust(a),(b)		408,169	27,469,774

			217,157,879

RESIDENTIAL	26.2%
APARTMENT	17.1%
Apartment Investment & Management Co., Class A(a)		385,952	15,727,544
Equity Residential(a),(b)		1,083,365	66,756,951
Essex Property Trust(a),(b)		225,125	54,183,085
Mid-America Apartment Communities		317,616	28,979,284
UDR(a),(b)		1,728,667	61,575,119

			227,221,983

MANUFACTURED HOME	3.3%
Sun Communities(a),(b)		474,661	43,369,776

SINGLE FAMILY	3.3%
Invitation Homes(a)		1,919,622	43,824,970

STUDENT HOUSING	2.5%
American Campus Communities(a),(b)		852,947	32,940,813

TOTAL RESIDENTIAL			347,357,542

SELF STORAGE	7.4%
Extra Space Storage(a),(b)		404,413	35,329,520
Life Storage(a),(b)		266,266	22,238,536
Public Storage(a),(b)		202,733	40,625,666

			98,193,722

SHOPPING CENTERS	12.6%
COMMUNITY CENTER	4.2%
Brixmor Property Group(a),(b)		758,339	11,564,670
Regency Centers Corp.(a),(b)		450,728	26,583,937
Weingarten Realty Investors(a)		645,991	18,139,427

			56,288,034

REGIONAL MALL	8.4%
GGP(a),(b)		1,280,586	26,200,790
Simon Property Group(a),(b)		549,111	84,755,283

			110,956,073

TOTAL SHOPPING CENTERS			167,244,107

		Number of Shares	Value
SPECIALTY	3.7%
CoreCivic(a),(b)		502,099	$9,800,973
Lamar Advertising Co., Class A		313,287	19,943,850
QTS Realty Trust, Class A(a),(b)		539,499	19,540,654

			49,285,477

TOTAL REAL ESTATE			1,399,824,377

TOTAL COMMON STOCK (Identified cost—$1,107,185,807)			1,453,606,387

PREFERRED SECURITIES—$25 PAR VALUE	16.4%
BANKS	0.6%
GMAC Capital Trust I, 7.624%, due 2/15/40, Series 2 (TruPS) (FRN) (3 Month US LIBOR + 5.785%)(e)		250,000	6,495,000
Huntington Bancshares, 6.25%, Series D(f)		75,432	2,055,522

			8,550,522

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.2%
KKR & Co. LP, 6.75%, Series A(f)		120,000	3,158,400

REAL ESTATE	15.6%
DIVERSIFIED	4.9%
Colony NorthStar, 8.25%, Series B(f)		25,027	619,669
Colony NorthStar, 8.50%, Series D(f)		191,097	4,756,404
Colony NorthStar, 8.75%, Series E(a),(b),(f)		172,107	4,311,280
Colony NorthStar, 7.15%, Series I(a),(f)		110,684	2,541,305
Colony NorthStar, 7.125% to 9/22/22, Series J(f)		36,977	850,101
EPR Properties, 9.00%, Series E (Convertible)(a),(f)		251,000	8,737,310
EPR Properties, 5.75%, Series G(f)		160,776	3,627,107
Investors Real Estate Trust, 6.625%, Series C(f)		98,959	2,288,922
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a),(f)		76,395	3,705,157
National Retail Properties, 5.70%, Series E(f)		175,615	4,413,205
National Retail Properties, 5.20%, Series F(f)		49,775	1,153,287
Urstadt Biddle Properties, 6.75%, Series G(f)		50,000	1,278,500
Urstadt Biddle Properties, 6.25%, Series H(f)		122,556	3,039,389
VEREIT, 6.70%, Series F(a),(b),(f)		710,890	18,056,606
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(f)		207,537	5,387,660

			64,765,902

		Number of Shares	Value
FINANCE	0.3%
Ventas Realty LP/Ventas Capital Corp., 5.45%, due 3/15/43		130,054	$3,243,547

HOTEL	2.5%
Ashford Hospitality Trust, 7.375%, Series F(f)		216,000	5,024,160
Ashford Hospitality Trust, 7.50%, Series H(f)		100,000	2,325,000
Ashford Hospitality Trust, 7.50%, Series I(f)		165,000	3,859,350
LaSalle Hotel Properties, 6.30%, Series J(f)		134,000	3,252,850
Pebblebrook Hotel Trust, 6.50%, Series C(f)		160,000	3,904,000
Summit Hotel Properties, 6.45%, Series D(f)		123,000	3,025,800
Summit Hotel Properties, 6.25%, Series E(f)		185,000	4,447,215
Sunstone Hotel Investors, 6.95%, Series E(f)		180,000	4,519,800
Sunstone Hotel Investors, 6.45%, Series F(f)		127,100	3,144,454

			33,502,629

INDUSTRIALS	1.4%
Monmouth Real Estate Investment Corp., 6.125%, Series C(f)		200,000	4,860,000
PS Business Parks, 5.75%, Series U(a),(b),(f)		217,978	5,392,776
PS Business Parks, 5.70%, Series V(f)		120,000	2,994,000
Rexford Industrial Realty, 5.875%, Series A(f)		85,500	2,039,175
STAG Industrial, 6.875%, Series C(f)		120,000	3,048,000

			18,333,951

MANUFACTURED HOME	0.1%
UMH Properties, 6.75%, Series C(f)		69,845	1,746,823

NET LEASE	0.4%
Gladstone Commercial Corp., 7.00%, Series D(f)		20,000	498,400
Spirit Realty Capital, 6.00%, Series A(f)		192,417	4,181,221

			4,679,621

OFFICE	0.5%
SL Green Realty Corp., 6.50%, Series I(f)		197,446	5,025,001
Vornado Realty Trust, 5.70%, Series K(f)		86,024	2,146,299

			7,171,300

RESIDENTIAL	1.6%
APARTMENT	0.7%
Apartment Investment & Management Co., 6.875%(a),(f)		204,000	5,279,520
Blue Rock Residential Growth REIT, 8.25%, Series A(f)		157,100	3,924,358

			9,203,878

		Number of Shares		Value
SINGLE FAMILY	0.9%
American Homes 4 Rent, 5.50%, Series C(f)		70,000		$1,977,500
American Homes 4 Rent, 6.50%, Series D(f)		201,340		5,035,513
American Homes 4 Rent, 6.35%, Series E(f)		197,900		4,909,899

				11,922,912

TOTAL RESIDENTIAL				21,126,790

SELF STORAGE	0.2%
National Storage Affiliates Trust, 6.00% to 10/11/22, Series A(f)		120,000		2,938,800

SHOPPING CENTERS	2.6%
COMMUNITY CENTER	1.4%
Cedar Realty Trust, 7.25%, Series B(a),(f)		46,078		1,054,265
DDR Corp., 6.375%, Series A(f)		172,703		4,118,966
DDR Corp., 6.50%, Series J(a),(f)		423,900		9,796,329
Saul Centers, 6.875%, Series C(f)		69,840		1,746,000
Saul Centers, 6.125% to 1/23/23, Series D(f)		101,300		2,377,511

				19,093,071

REGIONAL MALL	1.2%
GGP, 6.375%, Series A(f)		231,468		5,726,518
Pennsylvania REIT, 7.20%, Series C(f)		158,825		3,294,031
Pennsylvania REIT, 6.875%, Series D(f)		120,000		2,400,000
Taubman Centers, 6.25%, Series K(f)		187,582		4,509,471

				15,930,020

TOTAL SHOPPING CENTERS				35,023,091

SPECIALTY	1.1%
Digital Realty Trust, 6.625%, Series C(f)		179,137		4,859,987
Digital Realty Trust, 6.35%, Series I(f)		234,000		6,201,000
QTS Realty Trust, 7.125% to 3/15/23, Series A(f)		115,975		2,944,605

				14,005,592

TOTAL REAL ESTATE				206,538,046

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$213,767,607)				218,246,968

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	7.2%
BANKS	1.5%
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b),(f),(g)		$7,000,000		7,525,000
Farm Credit Bank of Texas, 10.00%, Series I(a),(f)		6,000	†	7,050,000
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(f),(g)		4,500,000		4,915,125

				19,490,125

		Number of Shares		Value
BANKS—FOREIGN	2.9%
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(f),(g),(h)		$2,000,000		$2,152,500
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(f),(g),(h)		2,000,000		2,283,768
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(f),(g),(h)		2,891,000		3,137,027
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(f),(g)		3,000,000		3,127,128
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(h)		4,000,000		5,089,500
HBOS Capital Funding LP, 6.85% (United Kingdom)(f)		2,600,000		2,651,025
HSBC Holdings PLC, 6.25% to 3/23/23 (United Kingdom)(f),(g)		1,200,000		1,228,500
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(f),(g)		800,000		817,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(f),(g)		4,000,000		4,345,000
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(f),(g)		4,000,000		5,020,000
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(f),(g)		4,300,000		4,681,625
UBS Group AG, 7.125% to 2/19/20 (Switzerland)(f),(g)		4,200,000		4,376,820

				38,909,893

COMMUNICATIONS	0.7%
Crown Castle International Corp., 6.875%, due 8/1/20, Series A (Convertible)(a)		7,700	†	8,579,850

INSURANCE	0.6%
LIFE/HEALTH INSURANCE—FOREIGN	0.3%
La Mondiale Vie, 7.625% to 4/23/19 (France)(f),(g)		3,750,000		3,887,850

PROPERTY CASUALTY—FOREIGN	0.3%
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(g)		4,052,000		4,401,485

TOTAL INSURANCE				8,289,335

REAL ESTATE	1.0%
FINANCE	0.8%
AT Securities BV, 5.25% to 7/21/23 (Netherlands)(f),(g)		7,500,000		7,320,937
CyrusOne LP/CyrusOne Finance Corp., 5.00%, due 3/15/24		2,000,000		2,007,500
CyrusOne LP/CyrusOne Finance Corp., 5.375%, due 3/15/27		1,400,000		1,400,000

				10,728,437

		Principal Amount	Value
SPECIALTY	0.2%
Equinix, 5.375%, due 5/15/27		$3,000,000	$3,052,500

TOTAL REAL ESTATE			13,780,937

UTILITIES	0.5%
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(g),(h)		5,250,000	6,240,938

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$88,727,331)			95,291,078

		Number of Shares
SHORT-TERM INVESTMENTS	0.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.51%(i)		10,412,634	10,412,634

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,412,634)			10,412,634

PURCHASED OPTION CONTRACTS (Premiums paid—$1,941,489)	0.2%		2,386,046
TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,422,034,868)	134.3%		1,779,943,113
WRITTEN OPTION CONTRACTS	(0.2)		(2,664,856)
LIABILITIES IN EXCESS OF OTHER ASSETS	(34.1)		(452,324,633)

NET ASSETS (Equivalent to $12.14 per share based on 109,161,402 shares of common stock outstanding)	100.0%		$1,324,953,624

Over-the-Counter Option Contracts

Purchased Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Paid	Value
Call — Extra Space Storage	Morgan Stanley	$83.62	5/9/18	4,492	$39,242,112	$913,660	$2,283,124
Put — Public Storage	Morgan Stanley	176.33	5/9/18	1,914	38,354,646	1,027,829	102,922
				6,406	$77,596,758	$1,941,489	$2,386,046

Written Options
Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Received	Value
Call — Extra Space Storage	Morgan Stanley	$89.99	5/9/18	(4,492)	$(39,242,112)	$(102,780)	$(615,376)
Call — Public Storage	Morgan Stanley	193.96	5/9/18	(1,914)	(38,354,646)	(808,131)	(1,956,705)
Put — Extra Space Storage	Morgan Stanley	73.66	5/9/18	(4,492)	(39,242,112)	(694,060)	(79,918)
Put — Public Storage	Morgan Stanley	159.62	5/9/18	(1,914)	(38,354,646)	(345,765)	(12,857)
				(12,812)	$(155,193,516)	$(1,950,736)	$(2,664,856)

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

*	March 29, 2018 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Schedule of Investments.
†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s credit agreement. $955,011,927 in aggregate has been pledged as collateral.
(b)	A portion of the security has been rehypothecated in connection with the Fund’s credit agreement. $421,515,299 in aggregate has been rehypothecated.
(c)	Security value is determined based on significant unobservable inputs (Level 3).
(d)	Non-income producing security.
(e)	Variable rate. Rate shown is in effect at March 29, 2018.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
(g)	Security converts to floating rate after the indicated fixed-rate coupon period.
(h)	Resale is restricted to qualified institutional investors. Aggregate holdings amounted to $18,903,733 or 1.4% of the net assets of the Fund, of which 0.0% are illiquid.
(i)	Rate quoted represents the annualized seven-day yield of the fund.
(j)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Quarterly Period

Since March 29, 2018 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s Schedule of Investments have been presented through that date.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were $11,832,700 of securities transferred from Level 1 to Level 2 which resulted from a change in the use of a quoted price to a mean price, supplied by a third-party pricing service, for certain securities as of March 29, 2018. There were $3,025,323 of securities transferred from Level 2 to Level 1 which resulted from a change in the use of a mean price, supplied by a third-party pricing service, to a quoted price for certain securities as of March 29, 2018.

The following is a summary of the inputs used as of March 29, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Real Estate—Diversified	$14,096,666	$14,096,666	$—	$	—(a	)
Other Industries	1,439,509,721	1,439,509,721	—		—
Preferred Securities—$25 Par Value:
Real Estate – Hotel	33,502,629	27,105,325	6,397,304		—
Other Industries	184,744,339	184,744,339	—		—
Preferred Securities—Capital Securities	95,291,078	—	95,291,078		—
Short-Term Investments	10,412,634	—	10,412,634		—
Purchased Option Contracts	2,386,046	—	2,386,046		—

Total Investments in Securities(b)	$1,779,943,113	$1,665,456,051	$114,487,062		$—

Written Option Contracts	$(2,664,856)	$—	$(2,664,856)		$—

Total Written Option Contracts(b)	$(2,664,856)	$—	$(2,664,856)		$—

(a)	BGP Holding PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the period ended March 29, 2018:

Written Option
Contracts
Average Notional Amount	$76,508,518
Ending Notional Amount	155,193,516

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS QUALITY INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principle Executive Officer

Date: May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: May 25, 2018